EQUITY	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
EQUITY

NOTE 7 – EQUITY

Common Stock

On July 5, 2007, the Company effected a forward split of its common stock on the basis of 6.35 shares for each share issued and outstanding. The accompanying financial statements and all share information in these footnotes have been adjusted on a retroactive basis to reflect the impact of this forward stock split.

During July 2005, the Company issued 46,990,000 shares to its founders for $7,400 in cash.

During July 2005, the Company issued 6,985,000 shares for $11,000.

During August 2005, the Company issued 1,778,000 shares for $56,000.

On May 29, 2007, the Company issued 12,700,000 shares to its former officers for services provided. The common stock was valued at $2,000.

In August 2007, the Company issued 1,190,000 shares as a result of the conversion of the Debentures, in the amount of $595,000.

For the period ended January 31, 2008, the Company recognized a total of $235,668 for donated consulting services. The consulting services were performed by third parties in connection with the acquisition of Holdings, and with the reversal of the acquisition of Holdings. The third parties made the determination to forgive the Company’s liability. The forgiveness of debt was recorded as contributed capital.

During February 2008, the Company issued 120,000 shares for $60,000.

During the year ended January 31, 2009, the Company cancelled 2,000,000 shares.

On September 18, 2008, the Company issued 4,000,000 shares for $20,000.

During the year ended January 31, 2010, the Company cancelled 250,000 shares.

On December 10, 2010, the Company increased its total authorized shares of preferred stock from 10,000,000 to 22,000,000 and designated such shares as Series A Convertible Preferred Stock, par value $0.001 per share, to be issued to certain accredited investors in the private placement offering. Each share of Series A Preferred Stock is convertible at any time into one share of common stock, subject to a 9.99% conversion blocker, and participates in dividends and other distributions on an equivalent basis with the Company’s common stock. The Series A Preferred Stock does not carry voting rights.

On December 10, 2010, the Company amended its 2007 Stock Option Plan by increasing to 16,000,000 shares the number of common shares authorized for issuance, subject to change in the case of any recapitalization of the Company’s common stock.

On December 21, 2010, the Company issued 3,660,000 shares to certain note holders upon conversion of outstanding convertible promissory notes. See Note 5.

On December 21, 2010, the Company issued 18-month warrants to the PPO subscribers, pursuant to which the PPO subscribers will have the right to purchase, at $0.125 per whole share, one-half of a share for each common share purchased in the PPO completed in December 2010 and January 2011. See Note 6.

On December 21, 2010, the Company’s Board of Directors authorized to reserve for issuance (i) the 22,000,000 shares of common stock into which the Series A Convertible Preferred Stock is convertible; (ii) the 30,739,129 and 1,190,000 shares issuable upon conversion of the 2010 and 2007 warrants, respectively; and (iii) the 16,000,000 shares that can be issued under the Company’s 2007 Stock Option Plan.

Private Placement Offering

On December 22, 2010, the Company sold to various persons (collectively, the “Investors”) 58,478,258 units of its securities (the “Units”) for gross proceeds of $1,461,956, at an offering price of $0.025 per Unit.  Each of 36,478,258 of the Units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 Units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000. As of January 13, 2011, cumulatively the Company has sold a total of 61,478,258 Units for a total price of $1,586,956. The Company incurred closing costs of $15,500, resulting in net proceeds from the Offering of $1,571,456. The Company plans to apply the net proceeds of the closing primarily towards the AuroTellurio Acquisition (see Note 4) and certain outstanding accounts payable and working capital.

Capital Contribution

During the year ended January 31, 2011, a stockholder of the Company, G&P, wrote off accounts payable totaling $157,665 on behalf of the Company.  No shares were issued in exchange for this capital contribution.

Shares for Services

Pursuant to a Consulting Services Agreement between the Company and an unrelated party, dated as of October 15, 2010, the Company issued 4,000,000 shares as consideration for professional services rendered relating to business development and corporate finance. The 4,000,000 shares were valued at $220,000, or $0.05 per share, using the closing price of the Company’s common stock on the date the agreement was executed.

On December 15, 2010, the Company issued the 500,000 shares to G&P, a stockholder of the Company, for legal services previously provided to the Company. The 500,000 shares were valued at $12,500, or $0.025 per share, using the purchase price of the Company’s common stock in the initial private placement offering held in December 2010.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and Melechdavid, Inc., a stockholder of the Company, the Company agreed to issue the 500,000 restricted shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, using the purchase price of the Company’s common stock in the second private placement offering held in January 2011.

The Company recognized non-cash stock-based compensation expense of $234,445 during the year ended January 31, 2011 in connection with these issuances.

Pursuant to a merger agreement in 2007, the Company cancelled 44,450,000 shares and issued 31,000,000 shares to a merger partner stockholder. As a result of cancelling and unwinding the Merger, those 31,000,000 shares were canceled.

In connection with the terms of the 2007 Merger, and cancellation and reversal of the Merger, an officer and director of the Company made advances to, and incurred expenses on behalf of the Company of $31,000.  The Company reimbursed this officer by issuing 31,000,000 shares.  On December 22, 2010, the Company repurchased and cancelled 13,000,000 of those shares from Mr. Davidson at a price of $13,000.

NOTE 8 – EQUITY

Private Placement Offering

On December 22, 2010, the Company sold to various persons (collectively, the “Investors”) 58,478,258 units of its securities (the “Units”) for gross proceeds of $1,461,956, at an offering price of $0.025 per Unit. Each of 36,478,258 of the Units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 Units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000.

In connection with the aforementioned over-allotment options, the Company sold an additional 8,000,000 Units for a total price of $200,000 in the quarter ended April 30, 2011. Additionally, the Company sold 8,000,000 units for a total purchase price of $200,000 in the quarter ended July 31, 2011.

As of July 31, 2011, cumulatively, the Company has sold a total of 77,478,258 Units for a total price of $1,936,956. The Company incurred closing costs of $19,000, resulting in net proceeds from the Offering of $1,917,956. The Company plans to apply the net proceeds of the closing primarily towards the AuroTellurio Acquisition (see Note 4), for the relief of certain outstanding accounts payable, and for working capital purposes.

AuroTellurio Acquisition

On August 4, 2011, in connection with the First Closing under the AuroTellurio Option Agreement, the Company issued to Mexivada 250,000 shares of its restricted common stock, at $0.001 per share. The issued stock was fair valued at $17,500 based on the market price on the date of issuance.